SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($) shares
Earnings Per Share [Abstract]
Net (income) loss for the year		$ (1,666,195)	$ 237,499	$ 318,913	$ 814,727	$ 1,123,265
Weighted average ordinary shares outstanding - Basic | shares	[1],[2]	14,687,500	13,250,000	13,250,000	13,250,000	13,250,000
Weighted average ordinary shares outstanding - Diluted | shares	[1],[2]	14,687,500	13,250,000	13,250,000	13,250,000	13,250,000
Net income (loss) per share - Basic | $ / shares		$ (0.11)	$ 0.02		$ 0.06
Net income (loss) per share - Diluted | $ / shares		$ (0.11)	$ 0.02		$ 0.06

[1]	The shares amounts are presented on a retroactive basis (see Note 1).
[2]	The shares amounts are presented on a retroactive basis.